Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Statement of Cash Flows [Abstract]
Net loss	¥ (7,178)	$ (991)	¥ (12,986)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,320	182	850
Amortization of right-of-use assets	2,762	381	6,521
Loss on termination of right-of-use assets
Expected credit losses	2,086	288
Impairment of inventory
Share of loss in equity method investee
Changes in operating assets and liabilities:
Accounts receivables	933	129	(2,913)
Inventories	(1,149)	(158)	(1,513)
Advance to suppliers	(10,853)	(1,497)	36,101
Other current assets	(5,452)	(752)	(3,392)
Amount due from related parties	(55)	(8)	139
Other non-current assets			45
Accounts payables	2,053	283	2,220
Accrued expenses and other payables	(3,304)	(456)	2,104
Income tax payables	1,351	186
Advance from customers	1,655	228	(34,291)
Amount due to related parties	11,012	1,519	1,021
Operating lease liabilities	(1,184)	(163)	(6,049)
Net cash used in operating activities	(6,003)	(829)	(12,143)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	972	134	(862)
Purchases of intangible assets			(12)
Loans provided to third parties			(914)
Loans repayments from third parties	5,307	732	1,653
Loans provided to related parties			(1)
Loans repayments from related parties
(Payment for) Return of long-term investments	20	3	(1,750)
Net cash used in (provided by) investing activities	6,299	869	(1,886)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution by non-controlling shareholders	5,000	690	1
Loans received from a third party			1,101
Loans received from long-term bank borrowing
Proceeds from issuance of loan payable
Capital contribution from issurance of ordinary shares	97,653	13,467
Repayments of long-term bank borrowing
Repayments of loan payable
Net cash provided by financing activities	102,653	14,157	1,102
Net increase (decrease) in cash and cash equivalents and restricted cash	102,949	14,197	(12,927)
Cash and cash equivalents and restricted cash at beginning of year	5,908	815	25,687
Cash and cash equivalents and restricted cash at end of period	108,857	15,012	12,760
Supplemental disclosures of non-cash activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	331	46
Derecognition of right-of use-assets
Derecognition of lease liabilities